Operating costs - Summary of research and development expenditure by program (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Operating costs
Total research and development expenditure	€ (523,667)	€ (420,090)	[1]	€ (316,222)	[1]
Filgotinib program
Operating costs
Total research and development expenditure	(126,879)	(100,032)		(66,138)
Ziritaxestat program
Operating costs
Total research and development expenditure	(55,902)	(75,951)		(72,718)
OA program on GLPG1972
Operating costs
Total research and development expenditure	(22,966)	(19,958)		(15,751)
Toledo Program
Operating costs
Total research and development expenditure	(87,107)	(47,204)		(20,967)
CF program
Operating costs
Total research and development expenditure	(69)	(3,897)		(30,137)
AtD program on MOR106
Operating costs
Total research and development expenditure	(7,618)	(24,051)		(14,999)
Other programs
Operating costs
Total research and development expenditure	€ (223,126)	€ (148,997)		€ (95,512)

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.